Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Cash		$ 1,685,423
Cash equivalents		0
Assets Held-in-trust, Noncurrent		$ 416,344,118
Concentration risk, credit risk, uninsured deposits		250,000
Net loss	$ (10,000)	$ (91,111)
Weighted average number of shares outstanding, basic and diluted	5,000,000
Basic and diluted net loss per share	$ 0
Interest income earned on Trust Account		$ 0
Class A Common Stock
Common stock subject to possible redemption		39,903,290
Class A Common Stock | Common Stock Subject To Possible Redemption [Member]
Weighted average number of shares outstanding, basic and diluted		39,997,668
Basic and diluted net loss per share		$ 0.00
Interest income earned on Trust Account		$ 0
Common Stock Class A and Class B [Member] | Non Redeemable Common Stock [Member]
Net loss		$ (91,111)
Weighted average number of shares outstanding, basic and diluted		6,658,032
Basic and diluted net loss per share		$ (0.01)
Triggering Events Stock Trading Price One [Member] | Class A Common Stock
Conversion of share, price per share	20.00	20.00
Triggering Events Stock Trading Price Two [Member] | Class A Common Stock
Conversion of share, price per share	25.00	25.00
Triggering Events Stock Trading Price Three [Member] | Class A Common Stock
Conversion of share, price per share	$ 30.00	$ 30.00